PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

Property, plant and equipment consisted of the following:

December 31, 2012	Gross Cost	Accumulated Depreciation	Net Cost
Land	93	—	93
Buildings	966	(395)	571
Facilities & leasehold improvements	3,151	(2,649)	502
Machinery and equipment	14,553	(12,363)	2,190
Computer and R&D equipment	504	(451)	53
Other tangible assets	165	(145)	20
Construction in progress	52	—	52

Total	19,484	(16,003)	3,481

December 31, 2011	Gross Cost	Accumulated Depreciation	Net Cost
Land	86	—	86
Buildings	955	(363)	592
Facilities & leasehold improvements	3,086	(2,479)	607
Machinery and equipment	14,320	(11,828)	2,492
Computer and R&D equipment	508	(444)	64
Other tangible assets	169	(140)	29
Construction in progress	50	—	50

Total	19,174	(15,254)	3,920